SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of share options
Outstanding as of beginning of year	508,493	580,185	2,278,089
Granted
Exercised	(163,375)	(70,271)	(1,611,489)
Terminated	(667)	(921)	(77,292)
Forfeited	(1,000)	(500)	(9,123)
Outstanding as of end of year	343,451	508,493	580,185
Options exercisable as of end of year	343,451	485,579	459,662
Weighted average exercise price
Outstanding as of beginning of year	$ 9.58	$ 9.64	$ 9.92
Granted
Exercised	11.28	10.19	9.27
Terminated	9.90	9.82	25.89
Forfeited	4.42	4.42	8.06
Outstanding as of end of year	8.79	9.58	9.64
Options exercisable as of end of year	$ 8.79	$ 9.46	$ 8.51